Income taxes - Summary of reconciliation of changes in deferred tax asset (liability) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Net deferred tax asset as of January 1,	€ 17,333	€ (4,932)
Recognized in other comprehensive income	(187)	(26)
Recognized in profit from continuing operations	(6,119)	22,789
Foreign currency translation adjustment	(1,200)	550
Net deferred tax asset as of December 31,	€ 12,601	€ 17,333